Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Earnings per Share
The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2020	2019
Net income/(loss)	(21,534)	(7,357)

Weighted average number of ordinary shares	54,110,584	54,103,593
Share options	—	—
Weighted average number of ordinary shares, adjusted for dilution	54,110,584	54,103,593

Net income/(loss) per share:
Basic and diluted	(0.40)	(0.14)